SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details 2) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Long-term Debt, Total	¥ 27,322	¥ 31,826
Less, portion due within one year	(9,441)	(12,360)
Long-term Debt, Long-term portion	17,881	19,466
Secured
Debt Instrument [Line Items]
Long-term Debt, Total	25,540	30,537
Unsecured
Debt Instrument [Line Items]
Long-term Debt, Total	¥ 1,782	¥ 1,289
Minimum
Debt Instrument [Line Items]
Range of interest rates on loans from banks and others	0.20%	0.20%
Maximum
Debt Instrument [Line Items]
Range of interest rates on loans from banks and others	7.01%	7.01%